Subordinated Debentures - Additional Information (Detail)	1 Months Ended			12 Months Ended
	Mar. 31, 2007 USD ($)	Mar. 31, 2003 USD ($)	Mar. 31, 2002 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2007 Trust_Preferred_Securities	Sep. 30, 2004 USD ($)
Subordinated Borrowing [Line Items]
Redeem and refinance of floating rate subordinated debenture	$ 5,000,000
Refinancing at face value, reduction rate				2.00%
Subordinated debenture, maturity period				30 years
Subordinated debentures, principal amount percentage				100.00%
Minimum [Member]
Subordinated Borrowing [Line Items]
Subordinated debentures may redeem part of principal amount				$ 1,000,000
Futura Ban Corp [Member]
Subordinated Borrowing [Line Items]
Number of additional trust preferred securities acquired | Trust_Preferred_Securities					2
4.41% Debenture [Member]
Subordinated Borrowing [Line Items]
Debt, face amount				$ 12,500,000
Debt, variable interest rate				4.41%
Redemption of subordinated debentures description				The Company may redeem the subordinated debentures, in whole or in part, in a principal amount with integral multiples of $1,000, at 100% of the principal amount, plus accrued and unpaid interest.
Subordinated Debentures [Member]
Subordinated Borrowing [Line Items]
Subordinated debenture, maturity date				Jun. 15, 2035
5.26% Debenture [Member]
Subordinated Borrowing [Line Items]
Debt, face amount				$ 7,500,000
Debt, variable interest rate				5.26%
3.72% Debenture [Member]
Subordinated Borrowing [Line Items]
Debt, face amount				$ 5,000,000
Debt, variable interest rate				3.72%
6.05% Fixed Rate Trust Preferred Securities [Member]
Subordinated Borrowing [Line Items]
Debt, face amount						$ 12,500,000
Debt, interest rate						6.05%
Debt instrument fixed interest rate period				5 years
3.78% Debenture [Member] | Futura TPF Trust I [Member]
Subordinated Borrowing [Line Items]
Debt, face amount				$ 2,500,000
Debt instrument, variable interest rate percentage				3.78%
3.78% Debenture [Member] | Futura TPF Trust II [Member]
Subordinated Borrowing [Line Items]
Debt, face amount				$ 1,927,000
Debt instrument, variable interest rate percentage				3.78%
Subordinated Debenture [Member]
Subordinated Borrowing [Line Items]
Issuance of Trust Preferred Securities in exchange for Subordinated Debentures			$ 5,000,000
Trust Preferred Securities [Member]
Subordinated Borrowing [Line Items]
Issuance of Trust Preferred Securities in exchange for Subordinated Debentures		$ 7,500,000
Trust Preferred Securities [Member] | Futura TPF Trust I [Member]
Subordinated Borrowing [Line Items]
Acquired trust preferred securities				$ 2,500,000
Trust Preferred Securities [Member] | Futura TPF Trust II [Member]
Subordinated Borrowing [Line Items]
Acquired trust preferred securities				$ 1,927,000